Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Trading income (expense) [abstract]
Total	$ 2,411	$ 1,488	$ 1,420
Trading-related revenue (Non-TEB) [Member]
Trading income (expense) [abstract]
Non-interest income	112	67	130
Trading revenues	2,411	1,488	1,420
Other fees and commissions	205	379	405
Total	2,728	1,934	1,955
Trading-related revenue by product (Non-TEB) [Member]
Trading income (expense) [abstract]
Interest rate and credit	1,552	644	559
Equities	371	532	686
Foreign exchange	396	273	299
Commodities	263	216	230
Other	146	269	181
Total	$ 2,728	$ 1,934	$ 1,955